SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

10. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2022	2023
	RMB	RMB
Secured borrowing	160,000,000	100,000,000

In July 2021, a commercial bank in the PRC provided the Group with a ten-month short-term credit bank borrowing of RMB20,000,000 bearing interest of 3.5% per annum. In May 2022, the Group fully repaid this borrowing, and obtained a new one-year short-term borrowing of RMB20,000,000 bearing interest of 3.3% per annum. In November 2022, the borrowing was fully repaid. As of December 31, 2022, the outstanding balance of this borrowing was nil.

In June 2021, the Group entered into a two-year secured loan facility agreement with a commercial bank in the PRC, pursuant to which the Group is entitled to borrow a secured bank loan of up to RMB160,000,000. In June 2021, the Group drew down RMB160,000,000 under this facility agreement bearing interest of 3.5% per annum, and repaid RMB40,000,000 and RMB120,000,000 in September and December 2021, respectively. In December 2021, June 2022 and December 2022, the Group drew down RMB160,000,000 each under this facility agreement for three times, bearing interest of 3.2%, 3.0% and 3.0%, respectively, and fully repaid in June 2022, December 2022 and January 2023, respectively, and the cash collateral in this bank was released accordingly. As of December 31 2022, and 2023, total outstanding balance of these borrowings was RMB160,000,000 and nil, respectively, and the cash collateral in the form of a US dollar deposit held with the bank was equivalent to RMB176,204,380 and nil, respectively.

In March 2023, the Group entered into a twelve-months secured loan facility agreement with a commercial bank in the PRC, pursuant to which the Group is entitled to borrow a secured bank loan of up to RMB160,000,000. In June and August 2023, the Group drew down RMB41,380,805 and RMB58,619,195, respectively, under this facility agreement bearing interest of 3.2% per annum. As of December 31, 2023, the total outstanding borrowings were RMB100,000,000 and the Group provided cash collateral in the form of a US dollar deposit equivalent to RMB107,521,732 held with the bank.

As of December 31, 2022 and 2023, the outstanding short-term bank borrowings bore a weighted average interest rate of 3.0% and 3.2% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2022 and 2023, unused secured loan facility amounted to nil and RMB60,000,000, respectively.